Concentration of risk (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2022 SGD ($) item	Jun. 30, 2021 USD ($) item	Jun. 30, 2021 SGD ($) item
Concentration Risk [Line Items]
Cash deposited with financial institutions	$ 563	$ 17,242	$ 1,943	$ 0
Cash balance deposited with financial institutions, that are subject to credit risk	$ 0
Number of BTC store | item	7.17	7.17	0	0
Ownership and operation rights attributable to entity	100.00%
US
Concentration Risk [Line Items]
Insurance coverage for each bank	$ 250,000
Singapore
Concentration Risk [Line Items]
Deposit Insurance aggregate per depositor per Scheme	$ 75,000